UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ------------------

Check here if Amendment |_|; Amendment Number:__________________

         This Amendment (Check only one.): |_|  is a restatement.
                                           |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chatterjee Management Company (a)
Address: 888 Seventh Avenue
         New York, NY 10106

Form 13F File Number:  28-7216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Flanagan
Title:  Chief Financial Officer
Phone:  212-271-1947

Signature, Place, and Date of Signing:


/S/ John Flanagan             New York, New York    November 14, 2002
------------------            ------------------    -----------------
[Signature]                   [City, State]         [Date]

(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       0
                                                                   -------
Form 13F Information Table Entry Total:                                 10
                                                                   -------
Form 13F Information Table Value Total:                            $38,783
                                                                   -------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

                                                 Chatterjee Management Company
                                                   Form 13F Information Table
                                                Quarter Ended September 30, 2002

-----------------------------------------------------------------------------------------------------------------------------
                                                                           Investment Discretion          Voting Authority
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Issuer                 Title  Cusip       Fair Market  Shares or         Sole    Shared     Shared-    Sole    Shared    Non
                       of     Number      Value (in    Principal   SH/           Instr.V    Other
                       Class              (thousands)  Amount      PRN
-----------------------------------------------------------------------------------------------------------------------------
CCC INFORMATION        COM    12487Q109   $20,058      1,534,642   SH     X                             X
SVCS GROUP INC
-----------------------------------------------------------------------------------------------------------------------------
CONSECO INC            COM    208464107        $1         18,895   SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH INC      COM    22674V100    $1,206      1,914,979   SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO     COM    428236103    $2,863        245,293   SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC         COM    46114T102       $66         32,748   SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
IVILLAGE INC           COM    46588H105       $12         20,819   SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
PRIMUS TELECOMMUNI-    COM    741929103    $1,893      2,424,080   SH     X                             X
CATIONS GRP
-----------------------------------------------------------------------------------------------------------------------------
RCN CORP               COM    749361101       $40         77,539   SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
SELECTICA INC          COM    816288104    $1,400        391,059   SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
SYBASE INC             COM    871130100   $11,244        967,610   SH     X                             X
-----------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY: 10 DATA                          $38,783           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
RECORDS